Mainland China Contribution Plan - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2020
Compensation and Retirement Disclosure [Abstract]
Contributions for employee benefits	$ 272,433	$ 257,542	$ 217,127